Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Deferred tax liability	$ 299	$ 241
Deferred tax assets	$ 1,367	$ 1,376